Document And Entity Information	Dec. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	WORTHINGTON STEEL, INC.
Entity Central Index Key	0001968487
Entity Emerging Growth Company	false
Entity File Number	001-41830
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	92-2632000
Entity Address, Address Line One	100 W. Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	840-3462
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	WS
Security Exchange Name	NYSE